UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD.

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ICA File Number: 811-05822
Reporting Period: 07/01/2021 - 06/30/2022
MFS Charter Income Trust

=========================== MFS Charter Income Trust ===========================

ELECTRICITE DE FRANCE SA

Ticker:       EDF            Security ID:  F3R92TAW4
Meeting Date: JUL 21, 2021   Meeting Type: Bondholder
Record Date:  JUL 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amendment of the Terms and Conditions   For       Did Not Vote Management
      of the 2014 GBP Notes, Powers to carry
      out Formalities

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FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 18, 2022   Meeting Type: Annual/Special
Record Date:  APR 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Seven        For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       Withhold     Management
      Mantilla
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Rene Burgos Diaz         For       For          Management
2.4   Elect Director Orlando Cabrales Segovia For       For          Management
2.5   Elect Director Gabriel de Alba          For       For          Management
2.6   Elect Director Russell Ford             For       For          Management
2.7   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Approve Shareholder Rights Plan         For       For          Management
5     Amend Equity Incentive Plan             For       Against      Management

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PETRA DIAMONDS LTD.

Ticker:       PDL            Security ID:  G70278141
Meeting Date: NOV 19, 2021   Meeting Type: Annual
Record Date:  NOV 17, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Reappoint BDO LLP as Auditors           For       For          Management
4     Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
5     Re-elect Peter Hill as Director         For       For          Management
6     Re-elect Richard Duffy as Director      For       For          Management
7     Re-elect Jacques Breytenbach as         For       For          Management
      Director
8     Re-elect Varda Shine as Director        For       For          Management
9     Re-elect Octavia Matloa as Director     For       For          Management
10    Re-elect Bernard Pryor as Director      For       For          Management
11    Elect Matthew Glowasky as Director      For       For          Management
12    Elect Deborah Gudgeon as Director       For       For          Management
13    Elect Alexandra Watson as Director      For       For          Management
14    Elect Johannes Bhatt as Director        For       For          Management
15    Approve Share Consolidation             For       For          Management
16    Approve Increase in Authorised Share    For       For          Management
      Capital
17    Authorise Issue of Equity               For       For          Management
18    Approve Performance Share Plan          For       For          Management
19    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights

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PETRA DIAMONDS LTD.

Ticker:       PDL            Security ID:  G70278208
Meeting Date: FEB 09, 2022   Meeting Type: Special
Record Date:  FEB 07, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Proposed Entry into a       For       For          Management
      Framework Agreement with the
      Government of Tanzania

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS CHARTER INCOME TRUST

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 29, 2022

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)	Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.